Debt (Debt amounts outstanding) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total principal outstanding		$ 2,892.1
Less: Debt balance held as subject to compromise	$ (2,727.1)	0.0
Debt balance not subject to compromise	0.0	2,892.1
Write-off of unamortized debt issuance costs	42.9
Line of Credit
Debt Instrument [Line Items]
Total principal outstanding	2,727.1	2,892.1
Line of Credit | Term Loan B
Debt Instrument [Line Items]
Total principal outstanding	2,727.1	2,607.6
Line of Credit | West Vela Facility
Debt Instrument [Line Items]
Total principal outstanding	0.0	151.0
Line of Credit | West Polaris Facility
Debt Instrument [Line Items]
Total principal outstanding	0.0	114.9
Line of Credit | Tender Rig Facility
Debt Instrument [Line Items]
Total principal outstanding	$ 0.0	$ 18.6